Note 4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Investments, Fair Value Disclosure	$ 106,061,584	$ 91,053,693
Corporate Debt Securities
Investments, Fair Value Disclosure	433,034	298,273
US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	105,628,550	90,755,420
Fair Value, Inputs, Level 1
Investments, Fair Value Disclosure	433,034	298,273
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Investments, Fair Value Disclosure	433,034	298,273
Fair Value, Inputs, Level 2
Investments, Fair Value Disclosure	1,056,285,501	90,755,420
Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	$ 105,628,550	$ 90,755,420